UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
California (100.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.240%	3/7/11 LOC	11,945	11,945
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.290%	3/7/11 LOC	5,485	5,485
1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public Improvements
Project) TOB VRDO	0.250%	3/7/11 LOC	47,240	47,240
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB PUT	0.430%	7/28/11	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.260%	3/7/11	41,910	41,910
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.260%	3/7/11	3,200	3,200
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.270%	3/7/11	7,500	7,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.160%	3/7/11 LOC	10,000	10,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.170%	3/7/11 LOC	20,000	20,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.180%	3/7/11 LOC	12,500	12,500
California Department of Water Resources
Power Supply Revenue VRDO	0.220%	3/7/11	18,500	18,500
California Department of Water Resources
Power Supply Revenue VRDO	0.220%	3/7/11	25,000	25,000
California Department of Water Resources
Power Supply Revenue VRDO	0.230%	3/7/11	10,000	10,000
California Economic Recovery Bonds GO	5.000%	3/1/11 (Prere.)	37,220	37,220
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	32,000	32,500
California Economic Recovery Bonds GO VRDO	0.250%	3/7/11 LOC	18,000	18,000
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.200%	3/7/11	47,300	47,300
1 California Educational Facilities Authority
Revenue (Loyola Marymount University) TOB
VRDO	0.260%	3/7/11 LOC	3,998	3,998
California Educational Facilities Authority
Revenue (Stanford University) CP	0.360%	3/30/11	40,000	40,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.270%	4/26/11	18,482	18,482
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.430%	8/11/11	37,310	37,310
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.250%	3/7/11	7,155	7,155

1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.250%	3/7/11	4,465	4,465
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.300%	3/7/11 LOC	13,850	13,850
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.300%	3/7/11 LOC	5,000	5,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB PUT	0.450%	5/19/11	15,045	15,045
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.260%	3/7/11	4,860	4,860
California GO	5.000%	6/1/11 (Prere.)	7,375	7,461
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.210%	3/7/11 LOC	13,950	13,950
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.210%	3/7/11 LOC	42,900	42,900
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.210%	3/7/11 LOC	7,100	7,100
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) VRDO	0.200%	3/7/11	18,450	18,450
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) VRDO	0.210%	3/7/11	10,250	10,250
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) VRDO	0.210%	3/7/11	5,850	5,850
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.210%	3/7/11	61,275	61,275
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.200%	3/7/11 LOC	13,490	13,490
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.230%	3/7/11 LOC	4,645	4,645
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	10,000	10,087
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	6,700	6,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	10,000	10,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	13,325	13,325
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	3/7/11 LOC	50,375	50,375
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	3/7/11 LOC	8,680	8,680
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	3/7/11 LOC	31,200	31,200
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	3/7/11 LOC	16,300	16,300
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	3/7/11 LOC	13,900	13,900
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	3/7/11 LOC	10,365	10,365

California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.240%	3/7/11 LOC	9,100	9,100
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.230%	3/7/11 LOC	35,000	35,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.170%	3/1/11 LOC	12,800	12,800
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.170%	3/1/11 LOC	3,850	3,850
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.170%	3/1/11 LOC	14,125	14,125
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.170%	3/1/11 LOC	7,245	7,245
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.220%	3/7/11 LOC	14,575	14,575
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.260%	3/7/11 (Prere.)	21,855	21,855
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.210%	3/7/11 LOC	28,800	28,800
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of NaturalHistory
Foundation) VRDO	0.170%	3/1/11 LOC	8,000	8,000
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of NaturalHistory
Foundation) VRDO	0.170%	3/1/11 LOC	5,000	5,000
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.170%	3/1/11 LOC	1,500	1,500
California Infrastructure & Economic
Development Bank Revenue (Prinsco Inc.
Project) VRDO	0.470%	3/7/11 LOC	8,100	8,100
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.230%	3/7/11 LOC	5,000	5,000
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.230%	3/7/11 LOC	4,385	4,385
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA) VRDO	0.150%	3/1/11	5,600	5,600
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.340%	3/7/11 LOC	6,090	6,090
California Municipal Finance Authority Revenue
(Westmont College) VRDO	0.260%	3/7/11 LOC	13,500	13,500
1 California Public Works Board Lease Revenue
(Regents of The University of California) TOB
VRDO	0.260%	3/7/11	9,875	9,875
1 California State University Revenue Systemwide
TOB VRDO	0.310%	3/7/11 (4)	20,475	20,475

California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.250%	3/7/11	80,000	80,000
California Statewide Communities Development
Authority Industrial Development Revenue
(Fiorella Investments LLC Project) VRDO	1.000%	3/7/11 LOC	8,295	8,295
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.280%	3/7/11 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue (Knolls
Apartments) VRDO	0.260%	3/7/11 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.220%	3/7/11 LOC	7,200	7,200
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.270%	3/7/11 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.240%	3/7/11	20,000	20,000
California Statewide Communities Development
Authority Revenue (Motion Picture &
Television Fund) VRDO	0.230%	3/7/11 LOC	17,200	17,200
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.170%	3/1/11 LOC	5,000	5,000
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.210%	3/7/11 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	21,565	21,565
Castaic Lake CA Water Agency Revenue COP
VRDO	0.220%	3/7/11 LOC	19,975	19,975
1 Central Basin Municipal Water District California
COP TOB VRDO	0.270%	3/7/11 (4)	7,500	7,500
1 Cerritos CA Community College District GO
TOB VRDO	0.260%	3/7/11	7,845	7,845
1 Chino Basin CA Regional Financing Authority
Revenue (Inland Empire Utilities Agency) TOB
VRDO	0.260%	3/7/11	10,795	10,795
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.250%	3/7/11 LOC	18,970	18,970
City of San Diego CA TRAN	2.000%	4/29/11	10,000	10,025
City of San Jose CA Financing Authority Lease
Revenue CP	0.290%	5/4/11 LOC	34,648	34,648
1 Contra Costa CA Community College District
GO TOB VRDO	0.260%	3/7/11 (4)	5,110	5,110
1 Contra Costa CA Community College District
GO TOB VRDO	0.350%	3/7/11	5,200	5,200
1 Contra Costa CA Transportation Authority Sales
Tax Revenue TOB VRDO	0.260%	3/7/11	20,000	20,000
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.250%	3/7/11 LOC	47,200	47,200
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.270%	3/7/11 LOC	43,800	43,800
1 Desert CA Community College District GO TOB
VRDO	0.260%	3/7/11	12,375	12,375

East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.280%	2/1/12	8,000	8,000
2 East Bay CA Municipal Utility District Water
System Revenue VRDO	0.290%	3/1/12	33,000	33,000
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/11 (Prere.)	21,370	21,706
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.260%	3/7/11	1,590	1,590
1 Eastern California Municipal Water District
Water & Sewer Revenue TOB VRDO	0.270%	3/7/11	3,940	3,940
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.200%	3/7/11	35,000	35,000
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.210%	3/7/11	12,800	12,800
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.210%	3/7/11	27,200	27,200
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.470%	3/7/11 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.290%	3/7/11 LOC	4,250	4,250
Fremont CA COP VRDO	0.240%	3/7/11 LOC	5,000	5,000
Fresno County CA TRAN	2.000%	6/30/11	50,000	50,267
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.280%	3/7/11 LOC	9,100	9,100
1 Grossmont CA Union High School District GO
TOB VRDO	0.260%	3/7/11	25,945	25,945
Hayward CA Housing Authority Multifamily
Housing Revenue (Barrington Hills
Apartments) VRDO	0.240%	3/7/11 LOC	6,150	6,150
Hemet CA Unified School District COP VRDO	0.230%	3/7/11 LOC	10,000	10,000
Irvine CA Assessment District No. 05-21
Improvement Revenue (Northwest Irvine)
VRDO	0.240%	3/1/11 LOC	6,400	6,400
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.240%	3/1/11 LOC	13,115	13,115
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.240%	3/1/11 LOC	4,300	4,300
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.240%	3/1/11 LOC	16,186	16,186
Kern County CA TRAN	1.500%	6/30/11	42,200	42,344
Livermore CA COP VRDO	0.240%	3/7/11 LOC	14,500	14,500
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.240%	3/7/11 LOC	6,640	6,640
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.290%	3/7/11 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.440%	3/7/11	16,005	16,005
Long Beach CA TRAN	2.000%	9/30/11	20,000	20,188
Long Beach CA Water Revenue CP	0.290%	4/4/11	11,000	11,000
1 Los Angeles CA Community College District GO
TOB VRDO	0.220%	3/1/11	2,500	2,500
1 Los Angeles CA Community College District GO
TOB VRDO	0.260%	3/7/11	16,130	16,130

Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.250%	3/7/11 LOC	25,000	25,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.240%	3/7/11	14,000	14,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.250%	3/7/11	7,440	7,440
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.260%	3/7/11	5,530	5,530
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.340%	3/7/11	18,880	18,880
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.340%	3/7/11	7,975	7,975
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.250%	3/7/11 LOC	10,290	10,290
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.260%	3/7/11	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.200%	3/7/11	14,400	14,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.210%	3/7/11	86,500	86,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.210%	3/7/11	55,015	55,015
Los Angeles CA Department of Water & Power
Revenue VRDO	0.220%	3/7/11	32,400	32,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.220%	3/7/11	7,675	7,675
Los Angeles CA Harbor Department CP	0.320%	4/7/11	10,000	10,000
1 Los Angeles CA Harbor TOB VRDO	0.260%	3/7/11	4,020	4,020
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.250%	3/7/11 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.250%	3/7/11 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.260%	3/7/11 LOC	6,895	6,895
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.260%	3/7/11 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.270%	4/8/11 LOC	20,500	20,500
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.290%	5/5/11 LOC	10,000	10,000
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.300%	6/8/11 LOC	3,503	3,503
Los Angeles CA TRAN	2.000%	3/31/11	25,000	25,030
Los Angeles CA TRAN	2.000%	4/21/11	50,000	50,097
1 Los Angeles CA Unified School District GO TOB
VRDO	0.260%	3/7/11	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.260%	3/7/11	9,995	9,995
1 Los Angeles CA Unified School District GO TOB
VRDO	0.280%	3/7/11	8,985	8,985
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.260%	3/7/11	25,000	25,000
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.260%	3/7/11	7,500	7,500
Los Angeles CA Wastewater System Revenue
VRDO	0.260%	3/7/11 LOC	11,685	11,685

1 Los Angeles California Harbor Department
Revenue TOB VRDO	0.250%	3/7/11	5,395	5,395
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/11	4,000	4,063
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.220%	3/1/11	65,025	65,025
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.220%	3/1/11	36,790	36,790
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,095
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.260%	3/7/11	5,000	5,000
Los Angeles County CA Unified School District
TRAN	2.000%	6/30/11	55,000	55,241
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.220%	3/1/11 LOC	21,835	21,835
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.260%	3/7/11 (13)	7,525	7,525
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.260%	3/7/11	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.260%	3/7/11	6,435	6,435
Metropolitan Water District of Southern
California Revenue VRDO	0.170%	3/1/11	20,000	20,000
Metropolitan Water District of Southern
California Revenue VRDO	0.210%	3/7/11	50,000	50,000
Metropolitan Water District of Southern
California Revenue VRDO	0.230%	3/7/11	26,900	26,900
Mission Viejo CA Community Development
Financing Authority Revenue (Mission Viejo
Mall Improvement)VRDO	0.230%	3/7/11 LOC	24,900	24,900
1 New Haven CA Unified School District GO TOB
VRDO	0.260%	3/7/11 LOC	12,225	12,225
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.200%	3/7/11	28,795	28,795
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.230%	3/7/11 LOC	8,000	8,000
1 Nuveen California Investment Quality Municipal
Fund VRDP VRDO	0.510%	3/7/11 LOC	18,000	18,000
1 Nuveen California Municipal Market Opportunity
Fund VRDP VRDO	0.430%	3/7/11 LOC	20,000	20,000
1 Nuveen California Performance Plus Municipal
Fund VRDP VRDO	0.510%	3/7/11 LOC	15,000	15,000
1 Nuveen California Quality Income Municipal
Fund VRDP VRDO	0.510%	3/7/11 LOC	26,000	26,000
1 Nuveen Insured California Premium Income
Municipal Fund 2 VRDP VRDO	0.510%	3/7/11 LOC	27,000	27,000
1 Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)
TOB VRDO	0.250%	3/7/11 LOC	13,710	13,710
Oakland CA TRAN	2.000%	3/30/11	41,000	41,049
Oakland-Alameda County CA Coliseum
Authority Lease Revenue (Oakland Coliseum
Project) VRDO	0.230%	3/7/11 LOC	67,500	67,500
Orange County CA Apartment Development
Revenue VRDO	0.270%	3/7/11 LOC	18,400	18,400

Orange County CA Apartment Development
Revenue VRDO	0.290%	3/7/11 LOC	9,550	9,550
1 Orange County CA Sanitation District COP TOB
VRDO	0.310%	3/7/11	10,925	10,925
Orange County CA TRAN	2.000%	3/15/11	16,000	16,010
Orange County CA TRAN	2.000%	5/13/11	16,000	16,052
Orange County CA TRAN	2.000%	6/30/11	21,000	21,111
Orange County CA Water District COP VRDO	0.210%	3/7/11	37,550	37,550
Otay CA Water District (Capital Project) COP
VRDO	0.280%	3/7/11 LOC	8,500	8,500
1 Palomar Pomerado Health System California
Revenue GO TOB VRDO	0.250%	3/7/11 (12)	20,485	20,485
1 Piedmont CA Unified School District GO TOB
VRDO	0.260%	3/7/11	6,445	6,445
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.220%	3/1/11 LOC	49,655	49,655
Riverside CA Electric Revenue VRDO	0.230%	3/7/11 LOC	23,700	23,700
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.250%	3/7/11 LOC	5,450	5,450
Riverside County CA Public Facility Project COP
VRDO	0.270%	3/7/11 LOC	10,700	10,700
Riverside County CA TRAN	2.000%	3/31/11	40,000	40,052
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.240%	3/7/11	4,885	4,885
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.270%	3/7/11	9,975	9,975
Sacramento CA Municipal Utility District
Revenue CP	0.290%	3/9/11 LOC	7,000	7,000
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.310%	3/7/11 (4)	13,510	13,510
Sacramento CA Suburban Water District COP
VRDO	0.220%	3/7/11 LOC	21,005	21,005
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.200%	3/7/11	47,300	47,300
Sacramento County CA Multifamily Housing
(River Pointe Apartments) VRDO	0.270%	3/7/11 LOC	10,000	10,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.230%	3/7/11 LOC	5,000	5,000
1 San Bernardino CA Community College District
GO TOB VRDO	0.260%	3/7/11	7,500	7,500
1 San Bernardino CA Community College District
GO TOB VRDO	0.300%	3/7/11	41,435	41,435
San Bernardino County CA TRAN	2.000%	6/30/11	57,500	57,806
1 San Diego CA Community College District GO
TOB VRDO	0.260%	3/7/11	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.260%	3/7/11	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.260%	3/7/11	3,995	3,995
San Diego CA County & School District TRAN	2.000%	6/30/11	62,500	62,835
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.250%	3/7/11 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.250%	3/7/11 LOC	32,440	32,440

1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.260%	3/7/11	7,495	7,495
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.260%	3/7/11	10,310	10,310
1 San Diego CA Unified School District GO TOB
PUT	0.450%	5/19/11	24,535	24,535
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.240%	3/7/11	5,000	5,000
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.250%	3/7/11 (4)	50,585	50,585
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/11	10,100	10,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/11	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/11 (4)	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.260%	3/7/11 (4)	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.320%	3/7/11 (4)	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.320%	3/7/11	9,800	9,800
San Diego County CA Water Authority Revenue
CP	0.260%	3/1/11	20,000	20,000
San Diego County CA Water Authority Revenue
CP	0.280%	3/4/11	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.250%	3/7/11 LOC	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.250%	3/7/11	7,500	7,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.260%	3/7/11	13,595	13,595
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.220%	3/7/11 LOC	8,850	8,850
San Francisco CA City & County International
Airport Revenue VRDO	0.250%	3/7/11 LOC	16,000	16,000
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.280%	3/7/11 LOC	65,200	65,200
San Francisco CA City & County Unified School
District TRAN	2.000%	6/30/11	25,000	25,130
San Joaquin County CA Transportation
Authority Sales Tax Revenue	5.000%	4/1/11	10,000	10,039
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.260%	3/7/11 (13)	25,960	25,960
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.250%	3/7/11 LOC	16,600	16,600
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.000%	8/1/11 (ETM)	2,915	2,985
1 San Jose CA Unified School District GO TOB
VRDO	0.260%	3/7/11	7,310	7,310
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.280%	3/7/11 LOC	5,000	5,000
San Mateo CA Redevelopment Authority Tax
Allocation Revenue	5.000%	8/1/11 (Prere.)	1,000	1,019
San Mateo CA Redevelopment Authority Tax
Allocation Revenue	5.200%	8/1/11 (Prere.)	2,045	2,086

San Mateo CA Redevelopment Authority Tax
Allocation Revenue	5.400%	8/1/11 (Prere.)	2,575	2,629
San Mateo CA Redevelopment Authority Tax
Allocation Revenue	5.400%	8/1/11 (Prere.)	1,000	1,021
San Mateo CA Redevelopment Authority Tax
Allocation Revenue	5.500%	8/1/11 (Prere.)	2,635	2,692
San Mateo CA Redevelopment Authority Tax
Allocation Revenue	5.600%	8/1/11 (Prere.)	4,185	4,277
1 San Mateo County CA Community College
District GO TOB VRDO	0.260%	3/7/11	4,315	4,315
1 San Mateo County CA Community College
District GO TOB VRDO	0.280%	3/7/11	11,660	11,660
Santa Clara County CA El Camino Hospital
DistrictFacilities Authority Revenue (Valley
Medical Center Project) VRDO	0.270%	3/7/11 LOC	14,150	14,150
Santa Clara County CA El Camino Hospital
DistrictFacilities Authority Revenue (Valley
Medical Center Project) VRDO	0.270%	3/7/11 LOC	14,900	14,900
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.210%	3/7/11	15,430	15,430
1 Sequoia CA Unified School District GO TOB
VRDO	0.260%	3/7/11 (4)	5,860	5,860
1 Sonoma County CA Junior College District GO
TOB VRDO	0.250%	3/7/11	30,855	30,855
South Coast CA Local Education Agencies
TRAN	2.000%	8/9/11	10,000	10,061
South Placer CA Wastewater Authority Revenue
VRDO	0.220%	3/7/11 LOC	40,350	40,350
1 Sunnyvale California Wastewater Revenue TOB
VRDO	0.250%	3/7/11	13,320	13,320
1 Sweetwater CA Unified School District GO TOB
VRDO	0.270%	3/7/11 (13)	16,445	16,445
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.250%	3/7/11 LOC	10,000	10,000
University of California Regents CP	0.280%	3/9/11	20,300	20,300
University of California Regents Medical Center
Revenue VRDO	0.190%	3/1/11	10,920	10,920
1 University of California Revenue TOB VRDO	0.230%	3/7/11	6,665	6,665
1 University of California Revenue TOB VRDO	0.250%	3/7/11	29,195	29,195
1 University of California Revenue TOB VRDO	0.260%	3/7/11	1,890	1,890
1 University of California Revenue TOB VRDO	0.260%	3/7/11	6,000	6,000
1 University of California Revenue TOB VRDO	0.260%	3/7/11	3,470	3,470
1 University of California Revenue TOB VRDO	0.260%	3/7/11	3,495	3,495
Ventura County CA TRAN	2.000%	7/1/11	18,935	19,037
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.200%	3/7/11 LOC	8,400	8,400
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.220%	3/7/11 LOC	11,000	11,000
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.230%	3/7/11 LOC	35,600	35,600
				4,586,572
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,661
Total Tax-Exempt Municipal Bonds (Cost $4,590,233)				4,590,233

Total Investments (100.7%) (Cost $4,590,233)	4,590,233
Other Assets and Liabilities-Net (-0.7%)	(32,071)
Net Assets (100%)	4,558,162

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $1,173,258,000, representing 25.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (98.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.250%	10/1/26	1,000	972
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.300%	10/1/32	3,180	2,807
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/17 (14)	5,000	5,031
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/18 (14)	2,000	2,012
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	6,952
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	1,519
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	1,458
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,549
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	4,000	4,076
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	2,395	2,400
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	5,285	4,995
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	4,423
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	10,126
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	3,687
California County CA Tobacco Securitization
Agency	0.000%	6/1/28	7,500	5,933
California County CA Tobacco Securitization
Agency	0.000%	6/1/36	7,500	5,372
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,000	13,979
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,500	8,492
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,094
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,308
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,570
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	32,372
California Department of Water Resources
Power Supply Revenue VRDO	0.230%	3/7/11 LOC	14,600	14,600
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	9,412

California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	25,000	25,286
California Economic Recovery Bonds GO	5.000%	7/1/18	15,850	17,869
California Economic Recovery Bonds GO	5.000%	7/1/19	9,290	10,469
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	22,068
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	18,891
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,244
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	1,500	1,469
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,029
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,747
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	5.750%	6/1/25	2,000	1,863
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	723
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	660
1 California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	613
1 California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	574
1 California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	446
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	235
1 California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	5,999
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,259
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.300%	3/7/11 LOC	4,200	4,200
California Educational Facilities Authority
Revenue (University of Southern California)	4.750%	10/1/37	1,650	1,555
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,250	3,286
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.260%	3/1/11	3,887	3,887
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,009
California GO	6.250%	9/1/12 (3)	6,070	6,305
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,086
California GO	5.250%	10/1/14 (14)	1,955	1,960
California GO	5.000%	11/1/14	32,840	36,091
California GO	5.000%	11/1/15	1,520	1,687
California GO	5.000%	3/1/19	1,250	1,381
California GO	6.000%	4/1/19	1,690	1,977
California GO	6.000%	8/1/19 (3)	210	214
California GO	5.000%	4/1/20	1,460	1,583
California GO	5.000%	11/1/22	1,000	1,041
California GO	5.000%	3/1/25	7,000	7,137
California GO	5.125%	2/1/26	15,325	15,446
California GO	5.000%	6/1/26 (14)	20,000	20,180
California GO	5.000%	9/1/28	10,650	10,638
California GO	5.000%	10/1/29	1,400	1,380
California GO	5.250%	10/1/29	4,700	4,742

California GO	4.500%	8/1/30	5,000	4,413
California GO	5.750%	4/1/31	15,000	15,479
California GO	5.000%	6/1/32	35,000	33,282
California GO	6.000%	3/1/33	7,000	7,347
California GO	6.500%	4/1/33	33,000	35,802
California GO	5.000%	6/1/34	32,500	30,460
California GO	4.500%	3/1/35 (2)	2,320	1,977
California GO	6.000%	11/1/35	10,000	10,389
California GO	5.250%	3/1/38	13,565	12,962
California GO	6.000%	4/1/38	21,190	21,873
California GO	5.250%	8/1/38	10,000	9,552
California GO	6.000%	11/1/39	2,700	2,788
California GO	5.500%	3/1/40	12,000	11,880
California GO	5.250%	11/1/40	11,000	10,491
2 California GO TOB VRDO	0.300%	3/1/11 (4)LOC	8,345	8,345
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	7,950	7,021
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.170%	3/1/11 LOC	1,305	1,305
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	9,605
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	4.750%	7/1/19 (14)	765	765
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,088
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,013
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	10,853
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,569
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	7,000	6,084
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,051
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,176
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	5,500	5,271
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	5,000	5,003
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,043
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,133
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	17,475
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	6,500	7,291
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/18	3,905	3,980
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/20	1,500	1,524

California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.250%	10/1/34	20,040	17,188
California Infrastructure & Economic
Development Bank Revenue (Kaiser Hospital
Assistance I-LLC)	5.500%	8/1/31	7,610	7,174
California Infrastructure & Economic
Development Bank Revenue (Kaiser Hospital
Assistance I-LLC)	5.550%	8/1/31	5,500	5,254
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.260%	3/1/11 LOC	4,300	4,300
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.170%	3/1/11 LOC	1,400	1,400
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	7,635	6,635
California Infrastructure & Economic
Development Bank Revenue (YMCA of
Metropolitan Los Angeles Project)	5.250%	2/1/26 (2)	4,750	4,639
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	9,281
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,390
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.170%	3/1/11 LOC	4,700	4,700
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	5,970	5,577
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,153
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,340
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	25,000	27,612
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	14,544
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	15,705
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,251
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	6,975	7,072
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	8,360
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	9,108
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	16,609
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	5,000	5,330
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,365
California State University Revenue Systemwide	5.250%	11/1/19 (4)	5,000	5,462
California State University Revenue Systemwide	5.250%	11/1/20 (4)	4,745	5,174
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	17,580
California State University Revenue Systemwide	5.750%	11/1/27	4,500	4,727

California State University Revenue Systemwide	5.250%	11/1/34	5,000	4,791
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	14,500	12,651
California Statewide Communities Development
Authority Health Facility Revenue (Henry
Mayo Newhall Memorial Hospital)	5.000%	10/1/18	5,875	5,877
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/23	8,500	8,799
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	5,899
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	4,307
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	7,390	6,551
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.500%	11/1/32	16,250	15,421
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	8,724
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.750%	6/1/30 (2)	6,680	6,223
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,512
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.500%	8/15/34	10,885	10,335
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	10,800	10,800
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	7,230	5,688
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,131
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	18,000	14,870
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,669
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,401
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,356
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	15,984
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	10,043
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,149
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,298
Eastern California Municipal Water District
Water & Sewer Revenue	6.750%	7/1/12 (14)	4,530	4,706
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,221
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/29 (2)	9,450	8,161
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/32 (2)	12,575	10,339

Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	5,943
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,355
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	2,130
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	1,831
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,046
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/26	10,000	9,025
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/29 (ETM)	7,460	3,140
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/33	10,000	1,652
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/34	10,000	1,554
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,500
Galivan CA Joint Community College District
GO	5.500%	8/1/28 (2)	3,405	3,450
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,420
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	35,105	38,146
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	24,280	17,409
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	17,484
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	13,525	8,779
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	12,785	7,635
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	13,500	8,974
3 Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,574
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,710
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,914
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,614
Irvine CA Ranch Water District Revenue VRDO	0.190%	3/1/11 LOC	11,900	11,900
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	8,000	7,004
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,759
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	2,005
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,258
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,019
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,775	1,898
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	2,000	2,138
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,890	2,021
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,570	1,679
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	5,503
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,211
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,735
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,699

Long Beach CA Finance Authority Lease
Revenue (Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,038
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	5,500	4,937
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	6,580
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,331
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	3,981
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,167
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	7,161
Los Angeles CA Community College District GO	6.000%	8/1/33	5,000	5,351
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	4,927
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	7,119
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,141
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,173
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,025
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,137
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,258
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,157
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,111
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	4,980
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,115
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34 (14)	5,995	5,849
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,043
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36 (14)	2,000	1,925
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,871
Los Angeles CA Department of Water & Power
Revenue VRDO	0.230%	3/1/11	15,900	15,900
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,985
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,479
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,950	4,353
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,134
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,732
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,022
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	7,713
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,508
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,148
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	7,092
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	7,327
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	10,875	10,650
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	7,715
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	4,771
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	9,867
Los Angeles CA Wastewater System Revenue	4.750%	6/1/30 (4)	4,645	4,541

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,044
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,004
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,253
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	2,110	2,373
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	15,000	11,935
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	875
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,154
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	7,690
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	7,250
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	5,080	5,291
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	13,225	16,197
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,595
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,373
Metropolitan Water District of Southern
California Revenue VRDO	3.600%	3/1/11	3,900	3,900
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,272
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,244
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,223
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	962
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,194
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/11 (ETM)	1,585	1,642
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	11,923
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,028
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,075
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,126
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,129
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,186
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,424
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,606
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,794
Napa Valley CA Unified School District Election
GO	4.500%	8/1/42 (4)	4,690	3,818
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,694
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,312
Newark CA Unified School District GO	0.000%	8/1/11 (4)	1,670	1,662
Newark CA Unified School District GO	0.000%	8/1/12 (4)	1,820	1,785
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	1,940

Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	3,550
North Orange County CA Community College
District GO	5.375%	8/1/12 (Prere.)	5,080	5,461
Northern California Gas Authority No. 1
Revenue	0.653%	7/1/13	14,000	13,299
Northern California Gas Authority No. 1
Revenue	0.803%	7/1/17	17,000	14,422
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/11	2,000	2,031
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/12	2,935	3,092
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/18	3,500	3,923
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,273
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,386
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28 (14)	11,140	10,593
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	2,890	2,915
Oceanside CA Community Development
Commission Multifamily Rental Housing
Revenue (Vista Del Oro Apartments) PUT	4.450%	4/1/11	4,260	4,274
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	2,751
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	6,698
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,396
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,546
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,686
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,831
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.700%	9/2/18	890	909
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.700%	9/2/19	895	908
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.750%	9/2/20	890	897
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.750%	9/2/26	4,460	4,173
Palomar Pomerado Health System California
Revenue	5.375%	11/1/11 (14)	3,865	3,870
Palomar Pomerado Health System California
Revenue	5.375%	11/1/13 (14)	6,730	6,736
Palomar Pomerado Health System California
Revenue COP	6.000%	11/1/41	3,000	2,650
Palomar Pomerado Health System California
Revenue GO	4.500%	8/1/32 (14)	12,500	10,186
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	3,655
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.700%	8/1/13 (4)(Prere.)	7,000	7,955
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,150	686
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,575	1,306

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	3,755	1,745
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	387
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,828
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,369
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,203
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,354
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	8,832
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,390
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/47	15,900	12,260
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,649
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,696
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/33 (14)	3,000	2,520
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,383
2 Riverside CA Electric Revenue TOB VRDO	0.220%	3/1/11 (4)	6,750	6,750
Riverside CA Electric Revenue VRDO	0.230%	3/7/11 LOC	18,700	18,700
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	7,295	6,197
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,591
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,756
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,657
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,203
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,374
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,170
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	6,835	7,070
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	6,996
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	15,850	18,442
Sacramento County CA Airport Revenue	5.250%	7/1/12 (Prere.)	2,305	2,452
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,137
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	5,686
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/21 (14)	2,000	2,099
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	17,915	19,015
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,522
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,015

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	2,000	1,974
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,617
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,077
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,433
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	10,827
San Diego CA Unified School District GO	5.500%	7/1/24 (4)	14,015	15,535
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	9,676
San Diego County CA COP	5.250%	10/1/21	1,485	1,490
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	1,986
San Diego County CA COP	5.250%	10/1/28	2,745	2,609
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,281
San Diego County CA COP	5.375%	10/1/41	7,045	6,097
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	7,384
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	10,000	10,027
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (14)(Prere.)	4,305	4,548
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (14)(Prere.)	4,770	5,040
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (14)(Prere.)	5,020	5,304
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	6,300	6,874
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	12,000	12,972
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,150	5,522
2 San Francisco CA City & County Public Utilites
Commission Water Revenue TOB VRDO	0.260%	3/7/11	11,500	11,500
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/35	2,605	2,536
San Francisco CA City & County Public Utility
Commission Revenue	4.750%	11/1/36 (4)	4,500	4,202
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,006
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,148
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	1,974
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	1,787
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/30 (14)	7,000	1,311
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	2,049
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	13,000	11,974
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.000%	8/1/11 (14)	5,930	6,010
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	768
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,315
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,101

San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,377
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,644
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,268
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,469
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,023
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,206
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,007
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	6.500%	7/1/13 (14)	9,280	9,854
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,575
San Ramon Valley CA Unified School District
GO	0.000%	7/1/13 (14)	3,680	3,521
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	7,572
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,748
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	5,981
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,246
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,078
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	4,810
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.210%	3/7/11	7,700	7,700
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	5,995	6,498
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	4,780	5,172
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	4,075
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	4,059
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	8,610	6,773
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,044
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.190%	3/1/11	4,900	4,900
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,017
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,889
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	5,400	4,804
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,224
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,076
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,790	8,108

Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,399
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	2,477
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	2,724
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	5,085	5,436
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,344
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,233
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	1,775
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,152
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,157
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,403
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,129
University of California Revenue	5.750%	5/15/25	7,000	7,820
University of California Revenue	4.750%	5/15/33	12,425	11,492
University of California Revenue	5.000%	5/15/33 (2)	20,790	20,244
University of California Revenue	5.000%	5/15/34	3,220	3,100
University of California Revenue	5.000%	5/15/40	1,905	1,783
2 University of California Revenue TOB VRDO	0.320%	3/7/11 (4)	2,300	2,300
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,279	4,308
Ventura County CA Community College District
GO	5.500%	8/1/33	8,000	8,250
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	1,828
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	4,475
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,564
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,954
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,277
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	2,530
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	2,838
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,565
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,480
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,393
				2,477,790
Puerto Rico (0.9%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,287
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,308
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (11)	2,255	2,269
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	84
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	16,000	16,377
				22,325
Total Tax-Exempt Municipal Bonds (Cost $2,552,333)				2,500,115
Total Investments (99.2%) (Cost $2,552,333)				2,500,115
Other Assets and Liabilities-Net (0.8%)				18,952
Net Assets (100%)				2,519,067

1 Securities with a value of $1,970,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $43,582,000, representing 1.7% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

California Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,500,115	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(156)	—	—
Total	(151)	2,500,115	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

California Long-Term Tax-Exempt Fund

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2011	(156)	(34,054)	(57)
5-Year U.S. Treasury Note	June 2011	(317)	(37,069)	(100)
10-Year U.S. Treasury Note	June 2011	(523)	(62,262)	(199)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $2,558,932,000. Net unrealized depreciation of investment securities for tax purposes was $58,817,000, consisting of unrealized gains of $49,653,000 on securities that had risen in value since their purchase and $108,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (98.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.240%	3/1/11 LOC	16,720	16,720
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Acacia Creek at Union
City Project)VRDO	0.240%	3/1/11	15,975	15,975
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/14 (14)	10,150	10,221
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,250	6,563
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	7,469
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	8,000	1,831
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/12 (ETM)	1,595	1,664
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/13 (ETM)	1,785	1,862
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,976
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,163
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,387
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,369
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	4,932
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,545
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,177
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	4,710
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	4,895
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,330
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	5,583
Anaheim CA Union High School District GO 5.375%		8/1/12 (Prere.)	1,250	1,336
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	6,530	6,537
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	7,795
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (2)	32,610	32,848
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	50,000	50,411
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,067
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	5,665	6,309
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	11,625	12,442

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	3,000	3,149
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	10,000	10,376
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	11,617
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,672
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,819
Cabrillo CA Community College District
Revenue	0.000%	8/1/11 (14)	2,465	2,450
Cabrillo CA Community College District
Revenue	0.000%	8/1/12 (14)	2,525	2,463
Cabrillo CA Community College District
Revenue	0.000%	8/1/13 (14)	2,590	2,445
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,418
California County CA Tobacco Securitization
Agency	0.000%	6/1/21	15,000	13,224
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	12,225	13,074
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	12,500	13,441
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,970	15,022
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/13	6,110	6,493
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	16,779
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,661
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	19,248
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	28,392
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	16,581
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,224
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	20,405
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	22,209
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,377
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,139
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,290	22,944
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	54,610
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,844
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,570
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	15,835

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/12 (3)(ETM)	90	97
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/12 (14)	3,550	3,819
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,368
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	9,050
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26 (14)	3,535	3,688
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,300	8,776
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,241
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	4,873
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	4,984
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	1,971
California Economic Recovery Bonds GO	5.250%	7/1/13	44,420	48,206
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	5,155	5,715
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,847
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	12,877
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	28,000	28,320
California Economic Recovery Bonds GO	5.000%	7/1/18	27,090	30,540
California Economic Recovery Bonds GO	5.000%	7/1/19	28,530	32,151
California Economic Recovery Bonds GO	5.000%	7/1/20	48,810	54,251
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	50,478
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	17,075
California Economic Recovery Bonds GO VRDO	0.220%	3/1/11 LOC	2,200	2,200
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	388
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	413
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	437
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	20,000	22,510
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.300%	3/7/11 LOC	1,400	1,400
California GO	5.000%	2/1/12 (Prere.)	9,400	9,800
California GO	5.000%	4/1/12	2,000	2,084
California GO	5.000%	3/1/13	20,640	22,042
California GO	5.000%	3/1/14	5,000	5,443
California GO	5.000%	10/1/14	2,000	2,196
California GO	5.000%	11/1/14	1,390	1,528
California GO	5.000%	3/1/15	1,000	1,100

California GO	5.375%	4/1/15	125	129
California GO	5.000%	12/1/15	1,470	1,584
California GO	5.000%	4/1/17	11,000	12,221
California GO	5.250%	2/1/18 (14)	8,000	8,995
California GO	6.000%	2/1/18 (2)	6,240	7,271
California GO	5.000%	3/1/18	1,850	2,052
California GO	5.500%	4/1/18	20,000	22,792
California GO	5.000%	8/1/18	1,895	2,062
California GO	5.000%	10/1/18	20,000	22,149
California GO	5.500%	4/1/19	11,245	12,803
California GO	5.000%	5/1/19	10,000	10,568
California GO	5.000%	8/1/19	30,000	31,740
California GO	5.000%	10/1/19 (14)	14,800	15,839
California GO	5.250%	2/1/20	7,500	8,339
California GO	5.000%	3/1/20	55,285	57,787
California GO	5.000%	8/1/20	14,890	15,804
California GO	5.000%	3/1/21	2,250	2,418
California GO	5.500%	4/1/21	2,000	2,203
California GO	5.000%	6/1/22	12,000	12,341
California GO	5.000%	9/1/23	12,120	12,399
California GO	5.000%	10/1/23	12,500	12,788
California GO	5.000%	12/1/23	7,500	7,700
California GO	5.000%	3/1/24	3,000	3,076
California GO	5.000%	8/1/24 (4)	31,275	31,772
California GO	5.000%	8/1/24	10,000	10,173
California GO	5.000%	10/1/24	13,440	13,659
California GO	5.000%	11/1/24	6,000	6,113
California GO	5.000%	11/1/24	5,000	5,128
California GO	5.000%	12/1/24	2,000	2,038
California GO	5.000%	8/1/25	10,000	10,138
California GO	5.000%	12/1/25	21,015	21,338
California GO	5.000%	3/1/26	5,000	5,037
California GO	5.000%	3/1/26	8,500	8,604
California GO	5.000%	4/1/26	37,480	37,857
California GO	5.000%	11/1/26	7,500	7,597
California GO	5.000%	4/1/27	24,285	24,385
California GO	5.750%	4/1/27	31,455	33,157
California GO	4.500%	8/1/27	6,000	5,502
California GO	5.000%	3/1/28	10,855	10,843
California GO	5.750%	4/1/28	30,000	31,460
California GO	5.000%	6/1/28	10,005	9,993
California GO	5.250%	3/1/30	20,000	20,014
California GO	4.500%	8/1/30	12,670	11,183
California GO	5.000%	3/1/31	5,535	5,325
California GO	5.750%	4/1/31	30,000	30,957
California GO	6.000%	3/1/33	12,000	12,595
California GO	6.500%	4/1/33	20,000	21,698
1 California GO TOB VRDO	0.300%	3/1/11 (4)LOC	8,590	8,590
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,229
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,034
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,000	1,766
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,635

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/11 (14)	2,675	2,685
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,473
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,037
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,024
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,168
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	3,000	3,067
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,368
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	42,328
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,651
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,327
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,121
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,810
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,097
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/14 (2)	2,280	2,426
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/15 (2)	2,245	2,367
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/16 (2)	2,515	2,629
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/17 (2)	2,630	2,722
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,367
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,333
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,710
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,217
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,099
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,279
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB
VRDO	0.260%	3/7/11	15,000	15,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/14	2,715	2,906
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/15	3,000	3,178

California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/16	6,275	6,588
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,023
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	17,500	17,500
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.170%	3/1/11 LOC	8,200	8,200
California Infrastructure & Economic
Development Bank Revenue (Clean Water
State Revolving Fund)	5.000%	10/1/14	2,500	2,656
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.000%	10/1/11	1,275	1,300
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.000%	10/1/12	2,950	3,033
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.000%	10/1/13	2,350	2,411
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/14	2,250	2,309
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/15	2,430	2,490
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/16	3,620	3,703
California Infrastructure & Economic
Development Bank Revenue (J. David
Gladstone Institutes Project)	5.500%	10/1/17	3,820	3,899
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	3.900%	12/1/11	9,000	9,220
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	4.000%	12/1/11	15,745	16,158
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.170%	3/1/11 LOC	2,300	2,300
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,823
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,052
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,138
California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/29	7,000	7,050
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/13 (2)	18,000	19,639

California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/14 (2)	25,815	27,912
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	14,768
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,039
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,302
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,350
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,516
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.170%	3/1/11 LOC	4,400	4,400
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	18,921
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	3,951
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/11	3,500	3,532
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/12	5,000	5,187
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	11,153
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	28,976
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,021
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/21	10,000	10,261
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/22	10,000	10,185
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,142
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,586
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,334
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,170
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	9,750	10,412
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	11,281
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	8,282
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	5,913
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	9,095
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,666
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,757

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,125
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,072
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,845
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,205
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,205
California State University Revenue Systemwide	5.375%	11/1/14 (14)	5,390	5,824
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	18,695
California State University Revenue Systemwide	5.000%	11/1/24	8,690	8,745
California State University Revenue Systemwide	5.000%	11/1/25	11,820	11,833
California State University Revenue Systemwide	5.000%	11/1/26	12,530	12,422
California State University Revenue Systemwide	5.000%	11/1/27	5,000	4,911
1 California State University Revenue Systemwide
TOB VRDO	0.260%	3/7/11 (12)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	14,246
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/13	6,920	7,548
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/14	5,335	5,777
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/15	7,780	8,358
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	10/1/23	10,000	10,352
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	15,767
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	25,820
California Statewide Communities Development
Authority Revenue (Children's Hospital of Los
Angeles)COP	6.000%	6/1/11 (14)	2,365	2,389
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	9,392
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/11	1,740	1,754
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/12	1,500	1,539
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,250	1,295
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	4,832

California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	2,100	1,886
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,274
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	14,000	14,908
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,797
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	7,973
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.125%	6/1/13 (2)	1,530	1,532
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.250%	6/1/14 (2)	1,610	1,612
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	28,000	29,593
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,005
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	13,395	13,904
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	6,440	6,440
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,082
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	4,786
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,040
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,095
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	829
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,122
Clovis CA Unified School District GO	0.000%	8/1/12 (14)	4,715	4,606
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	2,590
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,440
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,624
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,830
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	15,664
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,119
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,141
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	854
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	465
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	531
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	564

Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	511
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	405
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,304
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,640
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,315
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,269
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,003
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,178
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,683
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,179
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,005
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,398
Foothill-De Anza CA Community College District
GO	6.000%	8/1/11	1,330	1,350
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.250%	1/15/13 (14)	5,000	4,965
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.375%	1/15/15 (14)	5,000	4,925
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/27 (ETM)	10,000	4,805
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/28 (ETM)	7,655	3,444
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	857
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	2,111
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	8,321
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,525
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	78,395	85,186
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	28,938
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	76,935	55,162
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	17,500	11,359
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	17,161
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,008
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	2,032
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	5,789
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	6,845
Huntington Beach CA Union High School District
GO	5.000%	8/1/27 (4)	3,530	3,531
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	9,210	7,148

Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.000%	11/1/11 (2)	1,665	1,714
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,708
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	2,041
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.600%	9/2/15 (2)	2,855	2,883
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.700%	9/2/16 (2)	2,965	2,985
Irvine CA Ranch Water District Revenue VRDO	0.190%	3/1/11 LOC	11,400	11,400
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	7,769
Kings River Conservation District California COP	5.000%	5/1/12	2,715	2,814
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,450
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,751
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,897
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,965
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	8,046
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	1,881
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	3,670	3,965
Long Beach CA Finance Authority Lease
Revenue (Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,478
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	2,957
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.619%	11/15/25	16,845	12,347
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.639%	11/15/26	15,025	11,074
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,462
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	6,679
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,104
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,234
Los Angeles CA Community College District GO	5.000%	8/1/26	6,630	6,720
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,287
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,026
Los Angeles CA Convention & Exhibit Center
Authority Lease Revenue	6.125%	8/15/11 (14)	1,300	1,327
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,471
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,593
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,756
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	1,979
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	11,239
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,101
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,098
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	5,000	5,143
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,348

Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,117
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	21,606
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,419
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	2,948
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,431
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,089
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,136
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,702
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,048
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,701
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,134
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,360
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	9/1/12 (14)	7,480	7,821
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/25 (14)	7,725	7,554
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/28 (14)	8,980	8,452
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,150
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,602
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	14,825
Los Angeles CA Unified School District GO	5.500%	7/1/12 (14)	5,240	5,550
Los Angeles CA Unified School District GO	6.000%	7/1/12 (3)	1,470	1,565
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	5,022
Los Angeles CA Unified School District GO	5.000%	7/1/13	5,000	5,390
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,284
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	4,112
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,654
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,479
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,619
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,029
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,240
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	3,000	3,210
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	5,000	5,342
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,765	4,205
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	5,000	5,716
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,375
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,483
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	9,280
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,385
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,407
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	15,153
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,360
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	10,720
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	16,924

Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	17,527
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	30,307
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,154
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	13,307
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	17,484
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	10,421
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,647
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	9,366
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,741
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,270	6,304
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,595
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	7,074
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	7,773
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,066
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,000	5,876
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	6,351
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26 (14)	26,535	26,999
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/11 (2)	2,360	2,409
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,919
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	6.000%	7/1/11 (2)	2,745	2,797
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/13 (12)	1,450	1,580
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,756
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,506
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	26,137
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,540	9,280
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,062
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	6,155	6,357
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,637
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	6,914
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,199
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,098
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,153
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/11 (ETM)	1,945	1,925
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,843
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	7,690
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/13 (14)	1,500	1,516
Metropolitan Water District of Southern
California Revenue VRDO	3.600%	3/1/11	10,500	10,500

Metropolitan Water District of Southern
California Waterworks Revenue	5.000%	1/1/31	1,150	1,178
Modesto CA Irrigation District COP	5.000%	7/1/17 (14)	3,165	3,261
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,088
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,555
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,666
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	3,689
Modesto CA Irrigation District Financing
Authority Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,372
New Haven CA Unified School District GO	12.000%	8/1/12 (4)(ETM)	600	695
New Haven CA Unified School District GO	12.000%	8/1/12 (4)	2,840	3,282
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	4,106
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	5,209
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,342
Northern California Gas Authority No. 1
Revenue	0.653%	7/1/13	19,770	18,781
Northern California Gas Authority No. 1
Revenue	0.803%	7/1/17	23,385	19,839
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,075
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,954
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,690
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,674
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,812
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,690
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,599
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,858
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,101
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	3,765
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,472
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,213
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,096
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,563
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,143
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,893
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,350
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	11,983
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,262
Orange County CA Airport Revenue	5.000%	7/1/11 (4)	3,165	3,211
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,834

Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,441
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,509
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,595
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,029
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	7,572
Palomar Pomerado Health System California
Revenue	5.375%	11/1/12 (14)	7,080	7,088
Palomar Pomerado Health System California
Revenue COP	6.625%	11/1/29	5,000	4,991
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,535	2,680
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,320	2,452
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	10,805	13,955
Port of Oakland CA Revenue	5.000%	11/1/11 (14)	5,160	5,291
Port of Oakland CA Revenue	5.000%	11/1/12 (14)	2,650	2,789
Port of Oakland CA Revenue	5.000%	11/1/19 (14)	7,750	8,124
Port of Oakland CA Revenue	5.000%	11/1/19 (14)	8,000	8,386
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,006
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,700	9,534
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,554
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,244
Poway CA Unified School District GO	0.000%	8/1/19	5,425	3,577
Poway CA Unified School District GO	0.000%	8/1/20	3,280	1,975
Poway CA Unified School District GO	0.000%	8/1/28	9,070	2,848
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	2,934
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,245
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	10,499
Regents of The University of California Revenue
(Multiple Purpose Project)	5.000%	9/1/11 (Prere.)	4,820	4,983
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,022
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,031
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,522
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,579
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	3,318
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,298
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,046
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,222
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	9,823
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	1,938
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,386
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	802
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	900	991
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,392

Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,109
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/12 (Prere.)	4,395	4,766
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	2,910	2,987
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,738
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,286
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,046
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	7,776
Sacramento CA Municipal Utility District
Revenue	5.000%	11/15/12 (14)	2,185	2,320
Sacramento CA Municipal Utility District
Revenue	5.250%	8/15/13 (4)	1,000	1,018
Sacramento CA Municipal Utility District
Revenue	5.250%	8/15/14 (4)	2,500	2,539
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,146
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,000	10,635
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,031
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,518
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,839
Sacramento County CA Airport Revenue	5.000%	7/1/26	2,650	2,627
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,226
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,523
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	1,974
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	5,797
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	7,345
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,352
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,908
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,710	4,849
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,000	5,307
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,276
San Bernardino County CA Transportation
Authority Sales Tax RAN	5.000%	5/1/12	5,000	5,229
San Diego CA Financing Authority Lease
Revenue	5.250%	4/1/12 (2)	3,000	3,008
San Diego CA Financing Authority Lease
Revenue	5.250%	4/1/14 (2)	5,680	5,690
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,145
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,112
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/26	5,000	5,234
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,117

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,200
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	1,851
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,287
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,104
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	5,528
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,126
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	6,784
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,954
San Diego CA Unified School District GO	5.500%	7/1/21 (4)	11,470	12,998
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,376
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	9,210	10,259
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	3,282
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	8,226
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	3,075
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	2,674
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	2,892
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	724
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,053
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,518
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,003
San Diego County CA COP VRDO	0.270%	3/7/11 LOC	15,455	15,455
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,489
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	4,940
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,178
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,447
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,001
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.240%	3/7/11	5,000	5,000
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,062
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,975
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	8,975
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,495
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	7,765
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,372
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/16 (2)	8,000	8,540

San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (14)(Prere.)	4,015	4,242
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (14)(Prere.)	2,430	2,553
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (14)(Prere.)	3,185	3,347
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,456
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,093
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,009
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	25,000	25,371
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	12,945
San Francisco CA City & County International
Airport Revenue VRDO	0.210%	3/7/11 LOC	12,500	12,500
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/29	2,460	2,510
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/29	10,000	10,204
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/30	2,705	2,739
San Francisco CA City & County Public Utility
Commission Water Revenue	5.000%	11/1/26	2,995	3,097
San Francisco CA City & County
Redevelopment Agency Lease Revenue
(Moscone Center)	5.000%	7/1/16 (4)	3,270	3,342
San Francisco CA City & County Water
Revenue	5.000%	11/1/12 (Prere.)	4,865	5,222
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	5,719
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	5,218
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	4,548
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/20 (ETM)	2,500	1,864
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	9,964
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	2,303
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	9,770
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/26 (ETM)	14,350	7,403
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	5,231
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	7,941
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	8,349
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,053
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,388
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,818
San Jose CA Financing Authority Lease
Revenue	5.000%	9/1/13 (14)	9,570	9,741
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,186

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,195
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,212
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,040
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	14,123
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	9,770
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	506
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	713
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,195
San Mateo CA Union High School District GO	0.000%	9/1/12 (14)	1,180	1,151
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,619
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,366
San Mateo County CA Community College
District GO	5.375%	9/1/15 (14)	1,300	1,375
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	2,656
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	3,092
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,304
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	1,720
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,270
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,454
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,044
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,677
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,051
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,476
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,120
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,850
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,826
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	12,830
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	8,783
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,053
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project)	7.750%	11/15/11 (2)	1,000	1,050
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.210%	3/7/11	4,300	4,300

Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	4,410
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	3,464
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,134
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,002
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,466
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,089
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,246
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,405
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,590
South Orange County CA Public Financing
Authority Special Tax Revenue	7.000%	9/1/11 (14)	3,490	3,585
South Orange County CA Public Financing
Authority Special Tax Revenue	5.375%	8/15/12 (4)	5,605	5,626
South Orange County CA Public Financing
Authority Special Tax Revenue (Portola
Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,293
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	7,255	6,068
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,141
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,044
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/28	3,500	3,549
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/29	2,500	2,522
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/30	2,500	2,509
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.190%	3/1/11	2,800	2,800
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,042
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,034
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,157
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	4,866
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	10,280	9,935
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,398
Southern California Public Power Authority
Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,779
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,224
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	8,790	7,280
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	6,920
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,002
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	5,610
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,417
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,363

University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	19,404
University of California Regents Medical Center
Revenue	5.000%	5/15/26	14,095	13,975
University of California Revenue	3.000%	5/15/11	1,235	1,242
University of California Revenue	3.000%	5/15/12	2,000	2,057
University of California Revenue	5.000%	5/15/17 (4)	20,620	23,114
University of California Revenue	5.000%	5/15/18 (4)	10,000	11,149
University of California Revenue	5.000%	5/15/19 (4)	4,275	4,723
University of California Revenue	5.000%	5/15/20 (4)	30,900	33,111
University of California Revenue	5.000%	5/15/21 (4)	14,915	15,850
University of California Revenue	4.750%	5/15/23 (14)	11,185	11,288
University of California Revenue	5.750%	5/15/25	3,000	3,352
University of California Revenue	4.750%	5/15/26	21,320	21,273
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,378
1 University of California Revenue TOB VRDO	0.260%	3/7/11 (4)	15,255	15,255
1 University of California Revenue TOB VRDO	0.320%	3/7/11 (4)	5,000	5,000
Ventura County CA Community College District
GO	5.000%	8/1/16 (14)	3,100	3,280
Ventura County CA Community College District
GO	5.000%	8/1/17 (14)	2,300	2,432
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	4,988
Vista CA Unified School District GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,811
Vista CA Unified School District GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,555
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	158
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	200
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	168
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	987
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	5,241
				4,938,470
Puerto Rico (0.9%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.250%	7/1/12 (14)(ETM)	1,000	1,076
Puerto Rico Electric Power Authority Revenue	6.000%	7/1/12 (14)	8,235	8,709
Puerto Rico GO	6.500%	7/1/11 (14)	2,500	2,545
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/13 (14)	2,250	2,343
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,106
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,591
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,434
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,449
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/18 (11)	1,000	1,024
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	20,000	20,471
				45,748
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,318
Total Tax-Exempt Municipal Bonds (Cost $4,996,895)				4,986,536
Total Investments (99.2%) (Cost $4,996,895)				4,986,536
Other Assets and Liabilities-Net (0.8%)				37,954
Net Assets (100%)				5,024,490

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $72,785,000, representing 1.4% of net assets.
2 Securities with a value of $4,303,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

California Intermediate-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

California Intermediate-Term Tax-Exempt Fund

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,986,536	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(312)	—	—
Total	302	4,986,536	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2011	(311)	(67,890)	(114)
5-Year U.S. Treasury Note	June 2011	(635)	(74,255)	(200)
10-Year U.S. Treasury Note	June 2011	(1,045)	(124,404)	(400)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $4,999,918,000. Net unrealized depreciation of investment securities for tax purposes was $13,382,000, consisting of unrealized gains of $92,020,000 on securities that had risen in value since their purchase and $105,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.